Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

Note 12. Commitments and Contingencies

Sponsorship Commitment: On February 24, 2021, the Company agreed to a sponsorship agreement with several entities related to the UBS Arena, Belmont Park and the NY Islanders Hockey Club.  Pursuant to that Agreement, the Company was designated an “Official Electric Transportation Partner of UBS Arena” with various associated marketing and branding rights. The sponsorship agreement has a term of three years with a sponsor fee of approximately $0.5 million per year, of which $250 was paid in March, 2021. One of the directors of XL Fleet is a co-owner of the NY Islanders Hockey Club.

Equipment Purchase: On March 1, 2021, the Company entered into an agreement with Creative Bus Sales, Inc. to purchase six low floor electric transit buses to be delivered later in 2021 for a total purchase price of $4.1 million. In connection with this agreement, on March 2, 2021, the Company made a nonrefundable down-payment of $0.8 million. These buses will be deployed in the Company’s XL Grid business unit to support the Company’s electrification-as-a-service strategy.

Purchase Commitments:

The Company has entered into firm commitments to purchase batteries and motors from major suppliers. As of June 30, 2021, these purchase obligations consisted of an obligation of $8.1 million to purchase batteries by December, 2021, an obligation of $2.3 million to purchase motors by July, 2022 and an open ended commitment of $2.7 million to purchase batteries. In light of the lack of OEM chassis availability reducing demand for the Company’s Drive Systems, the Company and the $8.1 million battery supplier are negotiating an amendment to this agreement to provide the Company with an additional reasonable period of time to consume the remaining battery commitment.

Legal proceedings: The Company is periodically involved in legal proceedings, legal actions and claims arising in the normal course of business, including proceedings relating to product liability, intellectual property, safety and health, employment and other matters. Management believes that the outcome of such legal proceedings, legal actions and claims will not have a significant adverse effect on the Company’s financial position, results of operations or cash flows.

On March 8, 2021, a putative class action complaint was filed in federal district court for the Southern District of New York (Suh v. XL Fleet Corp., et al., Case No. 1:21-cv-02002) against the Company and certain of its current officers and directors. On March 12, 2021, a second putative class action complaint was filed in federal district court for the Southern District of New York (Kumar v. XL Fleet Corp., et al., Case No. 1:21-cv-02171) against the Company and certain of its current officers and directors. Those cases were consolidated and a lead plaintiff appointed in June 2021, and an amended complaint filed on July 20, 2021 alleging that certain public statements made by the defendants between October 2, 2020 and March 2, 2021 violated Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and Rule 10b-5 promulgated thereunder. The defendants filed a motion to dismiss the amended complaint on August 26, 2021. The plaintiffs filed an opposition to the motion to dismiss on October 4, 2021. The defendants’ reply brief, if any, is due to be filed on or before October 25, 2021. The Company believes that the allegations asserted in the amended complaint are without merit, and the Company intends to vigorously defend the lawsuit. There can be no assurance, however, that the Company will be successful. At this time, the Company is unable to estimate potential losses, if any, related to the lawsuit.

On September 20, 2021, the Laidlaw Complaint was filed in the Delaware Court of Chancery against certain of the Company’s current officers and directors, and the Company’s sponsor, Pivotal Investment Holdings II LLC. The Laidlaw Complaint alleges various breaches of fiduciary duty, and aiding and abetting breaches of fiduciary duty, for purported actions relating to the negotiation and approval of the December 21, 2020 merger and organization of Legacy XL to become XL Fleet Corp., and purportedly materially misleading statements made in connection with the merger. The Company believes that the allegations asserted in the Laidlaw Complaint are without merit, and the Company intends to vigorously defend the lawsuit.

Note 18. Commitments and Contingencies

Operating leases: In January 2015, the Company entered into a noncancelable lease agreement for warehouse, research and development, and vehicle development and installation facilities in Quincy, Illinois through December 31, 2020.

In December 2019, the Company signed a noncancelable lease agreement for office, warehouse, research and development, and distribution facilities in California through February 2025.

The Company entered into a noncancelable lease agreement in Michigan for offices, prototype testing, and research and development through February 2024.

Future minimum lease payments for these operating leases for the years ending December 31 are as follows:

2021	$791
2022	606
2023	582
2024	462
2025	74
Thereafter	-
$2,515

See Note 17 for related-party operating lease commitment.

Legal proceedings: The Company is periodically involved in legal proceedings, legal actions and claims arising in the normal course of business, including proceedings relating to product liability, intellectual property, safety and health, employment and other matters. Management believes that the outcome of such legal proceedings, legal actions and claims will not have a significant adverse effect on the Company’s financial position, results of operations or cash flows.

On  March 8, 2021, a putative class action complaint was filed in federal district court for the Southern District of New York (Suh v. XL Fleet Corp., et al., Case No. 1:21-cv-02002) against the Company and certain of its current officers and directors. (the “Suh Complaint”). On March 12, 2021, a second putative class action complaint was filed in federal district court for the Southern District of New York (Kumar v. XL Fleet Corp., et al., Case No. 1:21-cv-02171) against the Company and certain of its current officers and directors (the “Kumar Complaint”). Those cases were consolidated and a lead plaintiff appointed in June 2021, and an amended complaint filed on July 20, 2021 alleging that certain public statements made by the defendants between October 2, 2020 and March 2, 2021 violated Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and Rule 10b-5 promulgated thereunder. The defendants filed a motion to dismiss the amended complaint on August 26, 2021. The plaintiffs filed an opposition to motion to dismiss on October 4, 2021. The defendants’ reply brief, if any, is due to be filed on or before October 25, 2021. The Company believes that the allegations asserted in the Suh Complaint and Kumar Complaint are without merit, and the Company intends to vigorously defend both lawsuits. There can be no assurance, however, that the Company will be successful. At this time, the Company is unable to estimate potential losses, if any, related to either lawsuit.